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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH DECEMBER 2000

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

                                    Approx Asset
Date           Number    Price    Value or Approx       Seller
Each   Ident   Shrs      Per       Asset Cov/Shr     or Seller's
Trans   Sec    Purch     Share    at Time of Purch      Broker

12-01    GF     29500    9.0392       11.10            Weeden & Co.
12-04   " "    107300    8.9216       10.93              " "
12-05   " "     10000    9.0313       11.05              " "
12-06   " "     11600    8.9914       11.31              " "
12-07   " "     18000    8.8750       11.23              " "
12-08   " "      7200    9.0304       11.39              " "
12-11   " "     11300    9.3059       11.58              " "
12-12   " "     17000    9.2386       11.62              " "
12-13   " "     33800    9.1013       11.58              " "
12-14   " "     98500    8.9965       11.63              " "
12-15   " "     17000    8.9632       11.62              " "
12-20   " "      4600    8.8601       11.09              " "
12-21   " "      3600    8.7188       11.04              " "
12-22   " "      3600    8.7188       11.21              " "
12-27   " "      5000    8.5313       11.34              " "
12-28   " "      5700    8.8717       11.37              " "



The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          01/02/01